Schedule of Investments (unaudited)	BlackRock Short Maturity Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

Adams Mill CLO Ltd., Series 2014-1A, Class A2R, 1.23%, 07/15/26 (Call 10/15/21), (3 mo. LIBOR US + 1.100%)(a)(b)	$548	$547,776
American Express Credit Account Master Trust, Series 2018-9, Class A, 0.47%, 04/15/26, (1 mo. LIBOR US + 0.380%)(b)	17,650	17,738,409
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class A2B, 0.44%, 03/20/23 (Call 08/18/23), (1 mo. LIBOR US + 0.350%)(b)	404	404,498
Series 2021-1, Class A2, 0.28%, 06/18/24 (Call 10/18/24)	14,046	14,052,068
AmeriCredit Automobile Receivables Trust 2020-2, Series 2020-2, Class A2B, 0.44%, 12/18/23 (Call 09/18/23), (1 mo. LIBOR US + 0.350%)(b)	3,919	3,922,901
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, 1.18%, 01/28/31 (Call 10/28/21), (3 mo. LIBOR US + 1.050%)(a)(b)	4,500	4,502,190
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR2, 1.22%, 01/28/31 (Call 10/28/21), (3 mo. LIBOR US + 1.090%)(a)(b)	13,240	13,246,388
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class AR, 1.13%, 07/28/28 (Call 10/28/21), (3 mo. LIBOR US + 1.000%)(a)(b)	4,539	4,534,535
Apidos CLO XII, 1.21%, 04/15/31 (Call 10/15/21), (3 mo. LIBOR US + 1.08%)(a)(b)	500	499,988
Apidos CLO XXI, 1.06%, 07/18/27 (Call 10/18/21), (3 mo. LIBOR US + 0.93%)(a)(b)	2,119	2,118,629
ASSURANT CLO Ltd., Series 2018-2A, Class A, 1.17%, 04/20/31 (Call 10/20/21), (3 mo. LIBOR US + 1.040%)(a)(b)	250	249,879
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, 0.99%, 11/17/27 (Call 08/17/21), (3 mo. LIBOR US + 0.830%)(a)(b)	8,763	8,761,966
Atrium XIII, Series 13A, Class A1, 1.32%, 11/21/30 (Call 10/23/21), (3 mo. LIBOR US + 1.180%)(a)(b)	2,500	2,500,621
Bain Capital Credit CLO Ltd., Series 2017-1A, Class A1R, 1.16%, 07/20/30 (Call 01/20/22), (3 mo. LIBOR US + 0.97%)(a)(b)(c)	3,200	3,195,936
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R2, 1.13%, 07/20/29 (Call 10/20/21), (3 mo. LIBOR US + 1.000%)(a)(b)	500	499,353
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, 1.23%, 01/20/31 (Call 10/20/21), (3 mo. LIBOR US + 1.1%)(a)(b)	750	750,033
Benefit Street Partners Clo XII Ltd., Series 2017-12A, Class A1, 1.38%, 10/15/30 (Call 10/15/21), (3 mo. LIBOR US + 1.250%)(a)(b)	1,678	1,678,126
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, 1.21%, 11/20/28 (Call 08/20/21), (3 mo. LIBOR US + 1.050%)(a)(b)	2,412	2,412,598
Canyon Capital CLO Ltd., Series 2019-1A, Class A1R, 1.23%, 04/15/32 (Call 10/15/21), (3 mo. LIBOR US + 1.1%)(a)(b)(c)	5,800	5,800,000
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, 1.16%, 04/30/31 (Call 07/30/21), (3 mo. LIBOR US + 1.030%)(a)(b)	1,000	997,828
Carlyle Global Market Strategies CLO Ltd.
Series 2013-2A, Class AR, 1.02%, 01/18/29 (Call 10/18/21), (3 mo. LIBOR US + 0.890%)(a)(b)	6,892	6,885,545
	Par
Security	(000)	Value

Series 2014-1A, Class A1R2, 1.10%, 04/17/31 (Call 10/17/21), (3 mo. LIBOR US + 0.970%)(a)(b)	$5,234	$5,234,091
CarMax Auto Owner Trust, Series 2021-2, Class A2A, 0.27%, 06/17/24 (Call 01/15/25)	14,340	14,346,582
Cbam Ltd., Series 2018-7A, Class A, 1.23%, 07/20/31 (Call 10/20/21), (3 mo. LIBOR US + 1.1%)(a)(b)	750	749,232
Chesapeake Funding II LLC, Series 2020-1A, Class A2, 0.74%, 08/16/32, (1 mo. LIBOR US + 0.650%)(a)(b)	10,107	10,159,139
CIFC Funding Ltd.
Series 2014-2RA, Class A1, 1.18%, 04/24/30 (Call 10/24/21), (3 mo. LIBOR US + 1.050%)(a)(b)	250	249,409
Series 2015-2A, Class AR2, 1.14%, 04/15/30 (Call 10/15/21), (3 mo. LIBOR US + 1.010%)(a)(b)	17,000	17,002,042
Series 2018-1A, Class A, 1.13%, 04/18/31 (Call 10/18/21), (3 mo. LIBOR US + 1.0%)(a)(b)	16,610	16,617,915
Series 2018-2A, Class A1, 1.17%, 04/20/31 (Call 10/20/21), (3 mo. LIBOR US + 1.040%)(a)(b)	1,250	1,246,409
Citibank Credit Card Issuance Trust, Series 2019-A5, Class A5, 0.71%, 04/22/26, (1 mo. LIBOR + 0.620%)(b)	40,505	41,060,822
College Ave Student Loans LLC, Series 2021-A, Class A1, 1.19%, 07/25/51 (Call 02/25/32), (1 mo. LIBOR US + 1.100%)(a)(b)	315	318,051
Credit Acceptance Auto Loan Trust
Series 2019-1A, Class A, 3.33%, 02/15/28 (Call 10/15/22)(a)	2,381	2,395,590
Series 2021-3A, Class A, 1.00%, 05/15/30 (Call 11/15/24)(a)	4,130	4,147,678
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.56%, 12/11/34(a)	14,030	14,055,685
Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.44%, 11/15/24 (Call 11/15/24)	9,070	9,090,482
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, 1.08%, 07/18/30 (Call 10/18/21), (3 mo. LIBOR US + 0.95%)(a)(b)	10,750	10,733,277
Dryden 77 CLO Ltd., Series 2020-77A, Class XR, 1.13%, 05/20/34 (Call 05/20/23), (3 mo. LIBOR US + 1.0%)(a)(b)	250	250,073
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 1.03%, 04/15/29 (Call 10/15/21), (3 mo. LIBOR US + 0.900%)(a)(b)	16,086	16,083,382
Elevation CLO Ltd., Series 2014-2A, Class A1R, 1.36%, 10/15/29 (Call 10/15/21), (3 mo. LIBOR US + 1.230%)(a)(b)	500	500,015
Elmwood CLO X Ltd., Series 2021-3A, Class A, 1.00%, 10/20/34, (3 mo. LIBOR US + 1.04%)(a)(b)	23,000	23,000,000
Enterprise Fleet Funding LLC, Series 2021-1, Class A2, 0.44%, 12/21/26(a)	12,780	12,791,894
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.84%, 03/15/24	26,550	26,980,418
Ford Credit Floorplan Master Owner Trust A, Series 2019-3, Class A2, 0.69%, 09/15/24, (1 mo. LIBOR US + 0.600%)(b)	59,321	59,671,273
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 1.10%, 10/15/30 (Call 01/15/22), (3 mo. LIBOR US + 0.97%)(a)(b)	670	668,886
Globaldrive Auto Receivables, Series 2019-UKA, Class B, 1.55%, 09/20/26 (Call 03/20/22), (SOFR + 1.5%)(b)(d)	£875	1,219,973
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A2, 0.27%, 06/17/24 (Call 02/16/25)	16,990	17,003,507

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, 1.24%, 10/29/29 (Call 10/29/21), (3 mo. LIBOR US + 1.110%)(a)(b)	$16,680	$16,688,147
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, 1.21%, 07/25/27 (Call 10/25/21), (3 mo. LIBOR US + 1.080%)(a)(b)	1,464	1,464,884
Highbridge Loan Management, Series 3A-2014, Class A1R, 1.31%, 07/18/29 (Call 10/18/21), (3 mo. LIBOR US + 1.18%)(a)(b)	1,100	1,100,038
John Deere Owner Trust, Series 2020-B, Class A2, 0.41%, 03/15/23 (Call 10/15/23)	7,687	7,691,719
LCM 29 Ltd., Series 29A, Class AR, 1.20%, 04/15/31, (3 mo. LIBOR US + 1.07%)(a)(b)	2,600	2,596,776
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, 1.22%, 05/15/28 (Call 08/15/21), (1 mo. LIBOR US + 1.130%)(a)(b)	3,271	3,271,263
Madison Park Funding X Ltd., Series 2012-10A, Class AR3, 1.14%, 01/20/29 (Call 10/20/21), (3 mo. LIBOR US + 1.010%)(a)(b)	6,144	6,139,971
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, 1.08%, 04/19/30 (Call 10/19/21), (3 mo. LIBOR US + 0.950%)(a)(b)	3,963	3,961,610
Madison Park Funding XVII Ltd., Series 2015-17A, Class AR2, 1.13%, 07/21/30 (Call 10/21/21), (3 mo. LIBOR US + 1.000%)(a)(b)	800	798,312
Madison Park Funding XXIII Ltd., Series 2017-23A, Class AR, 1.10%, 07/27/31 (Call 01/27/22), (3 mo. LIBOR US + 0.970%)(a)(b)	13,200	13,164,200
Madison Park Funding XXVI Ltd., Series 2007-4A, Class AR, 1.38%, 07/29/30, (3 mo. LIBOR US + 1.2%)(a)(b)	4,875	4,881,812
Marathon CRE Ltd., Series 2018-FL1, Class A, 1.24%, 06/15/28 (Call 08/11/21), (1 mo. LIBOR US + 1.150%)(a)(b)	4,680	4,688,627
Mariner CLO LLC, Series 2016-3A, Class AR2, 1.13%, 07/23/29 (Call 10/23/21), (3 mo. LIBOR US + 0.99%)(a)(b)	1,250	1,246,011
MF1 Multifamily Housing Mortgage Loan Trust, 1.19%, 07/16/36 (Call 07/16/23), (1 mo. LIBOR US + 1.1%)(a)(b)	4,520	4,526,161
Navient Private Education Loan Trust
Series 2017-A, Class A2B, 0.99%, 12/16/58 (Call 04/15/28), (1 mo. LIBOR US + 0.900%)(a)(b)	846	846,396
Series 2020-IA, Class A1B, 1.09%, 04/15/69 (Call 08/15/30), (1 mo. LIBOR US + 1.000%)(a)(b)	8,357	8,430,294
Navient Private Education Refi Loan Trust
Series 2020-A, Class A1, 0.44%, 11/15/68 (Call 10/15/29), (1 mo. LIBOR US + 0.350%)(a)(b)	2,141	2,140,837
Series 2021-BA, Class A, 0.94%, 07/15/69 (Call 08/15/28)(a)	8,777	8,787,007
Series 2021-DA, Class A, 1.26%, 04/15/60, (PRIME - 1.99%)(a)(b)	11,039	10,832,413
Nelnet Student Loan Trust
Series 2021-A, Class A1, 0.88%, 04/20/62 (Call 02/20/29), (1 mo. LIBOR US + 0.8%)(a)(b)	10,353	10,383,824
Series 2021-BA, Class AFL, 0.88%, 04/20/62 (Call 07/20/29), (1 mo. LIBOR US + 0.780%)(a)(b)	17,670	17,692,771
Neuberger Berman CLO Ltd., Series 2013-14A, Class AR2, 1.16%, 01/28/30 (Call 10/28/21), (3 mo. LIBOR US + 0.99%)(a)(b)	500	499,574
Security	Par (000)	Value

Nissan Master Owner Trust Receivables
Series 2019-A, Class A, 0.65%, 02/15/24, (1 mo. LIBOR US + 0.560%)(b)	$23,950	$24,018,772
Series 2019-B, Class A, 0.52%, 11/15/23, (1 mo. LIBOR US + 0.430%)(b)	24,000	24,027,396
NLY Commercial Mortgage Trust, Series 2019-FL2, Class A, 1.39%, 02/15/36 (Call 08/15/21), (1 mo. LIBOR US + 1.300%)(a)(b)	4,840	4,840,126
OCP CLO Ltd., Series 2016-12A, Class A1R, 1.25%, 10/18/28 (Call 10/18/21), (3 mo. LIBOR US + 1.120%)(a)(b)	16,626	16,627,202
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, 1.13%, 01/25/31 (Call 10/25/21), (3 mo. LIBOR US + 1.0%)(a)(b)	3,000	3,000,008
OneMain Financial Issuance Trust, Series 2016-3A, Class A, 3.83%, 06/18/31 (Call 08/18/21)(a)	1,279	1,288,813
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A1, 1.06%, 11/15/26 (Call 08/15/21), (3 mo. LIBOR US + 0.900%)(a)(b)	4,033	4,033,261
Series 2018-5A, Class A1, 0.98%, 01/20/27 (Call 10/20/21), (3 mo. LIBOR US + 0.850%)(a)(b)	5,951	5,951,109
PFS Financing Corp.
Series 2019-A, Class A1, 0.64%, 04/15/24, (1 mo. LIBOR US + 0.550%)(a)(b)	40,000	40,105,536
Series 2019-B, Class A, 0.64%, 09/15/23, (1 mo. LIBOR US + 0.550%)(a)(b)	14,650	14,654,259
Series 2020-F, Class A, 0.93%, 08/15/24(a)	3,274	3,291,875
Pikes Peak CLO 1, Series 2018-1A, Class A, 1.31%, 07/24/31 (Call 10/24/21), (3 mo. LIBOR US + 1.180%)(a)(b)	1,500	1,500,676
Prodigy Finance CM2021-1 DAC, Series 2021-1A, Class A, 1.35%, 07/25/51 (Call 02/25/27), (1 mo. LIBOR US + 1.25%)(a)(b)	2,830	2,835,149
Romark WM-R Ltd., Series 2018-1A, Class A1, 1.16%, 04/20/31 (Call 10/20/21), (3 mo. LIBOR US + 1.03%)(a)(b)	3,137	3,136,509
RR 3 Ltd., Series 2018-3A, Class A1R2, 1.22%, 01/15/30 (Call 10/15/21), (3 mo. LIBOR US + 1.09%)(a)(b)	2,000	1,998,266
Santander Drive Auto Receivables Trust
Series 2020-4, Class A3, 0.48%, 07/15/24 (Call 12/15/23)	6,225	6,236,072
Series 2021-1, Class A3, 0.32%, 09/16/24 (Call 01/15/25)	19,870	19,896,785
Shackleton CLO Ltd., Series 2016-9A, Class AR, 1.26%, 10/20/28 (Call 10/20/21), (3 mo. LIBOR US + 1.130%)(a)(b)	738	737,602
Signal Peak CLO 2 LLC, Series 2015-1A, Class AR2, 1.11%, 04/20/29 (Call 10/20/21), (3 mo. LIBOR US + 0.98%(a)(b)	1,829	1,823,190
Silver Creek CLO Ltd., 1.37%, 07/20/30 (Call 10/20/21), (3 mo. LIBOR US + 1.240%)(a)(b)	7,600	7,603,258
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 0.52%, 06/15/33 (Call 09/15/21), (3 mo. LIBOR US + 0.400%)(b)	4,612	4,572,487
Series 2004-B, Class A3, 0.45%, 03/15/24 (Call 06/15/24), (3 mo. LIBOR US + 0.330%)(b)	6,199	6,188,831
Series 2005-A, Class A4, 0.43%, 12/15/38 (Call 06/15/27), (3 mo. LIBOR US + 0.310%)(b)	8,937	8,668,952
Series 2005-B, Class A4, 0.45%, 06/15/39 (Call 09/15/26), (3 mo. LIBOR US + 0.330%)(b)	6,173	6,053,549

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Series 2006-A, Class A5, 0.41%, 06/15/39 (Call 06/15/28), (3 mo. LIBOR US + 0.290%)(b)	$13,519	$13,148,046
Series 2006-B, Class A5, 0.39%, 12/15/39 (Call 09/15/27), (3 mo. LIBOR US + 0.270%)(b)	9,675	9,485,601
SLM Student Loan Trust, Series 2011-2, Class A1, 0.69%, 11/25/27 (Call 07/25/32), (1 mo. LIBOR US + 0.600%)(b)	39	38,788
SMB Private Education Loan Trust
Series 2015-A, Class A2A, 2.49%, 06/15/27 (Call 02/15/28)(a)	1,635	1,646,045
Series 2017-A, Class A2B, 0.99%, 09/15/34, (1 mo. LIBOR US + 0.900%)(a)(b)	15,763	15,869,360
Series 2020-A, Class A1, 0.39%, 03/15/27, (1 mo. LIBOR US + 0.300%)(a)(b)	2,068	2,067,746
Series 2021-C, Class A1, 0.49%, 01/15/53, (1 mo. LIBOR US + 0.400%)(a)(b)	6,444	6,445,383
SoFi Professional Loan Program LLC, Series 16-C, Class A1, 1.19%, 10/27/36 (Call 06/25/23), (1 mo. LIBOR US + 1.100%)(a)(b)	833	836,715
Sound Point Clo XV Ltd., Series 2017-1A, Class ARR, 1.04%, 01/23/29 (Call 10/23/21), (3 mo. LIBOR US + 0.900%)(a)(b)	2,845	2,836,087
Sound Point CLO XXVIII Ltd., Series 2020 3A, Class A1, 1.41%, 01/25/32 (Call 01/25/22), (3 mo. LIBOR US + 1.28%)(a)(b)	1,250	1,251,284
Southwick Park CLO LLC, Series 2019-4A, Class A1, 1.43%, 07/20/32 (Call 10/20/21), (3 mo. LIBOR US + 1.300%)(a)(b)	1,260	1,260,447
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, 1.28%, 10/15/31 (Call 10/15/21), (3 mo. LIBOR US + 1.15%)(a)(b)	500	500,123
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR, 1.29%, 10/13/29 (Call 10/13/21), (3 mo. LIBOR US + 1.160%)(a)(b)	5,235	5,232,357
Tesla Auto Lease Trust, Series 2020-A, Class A, 0.55%, 05/22/23 (Call 04/20/23)(a)	5,023	5,029,969
TICP CLO IX Ltd., Series 2017-9A, Class A, 1.27%, 01/20/31 (Call 10/20/21), (3 mo. LIBOR US + 1.14%)(a)(b)	500	499,852
Verizon Owner Trust, Series 2020-A, Class A1B, 0.35%, 07/22/24 (Call 03/20/23), (1 mo. LIBOR US + 0.270%)(b)	9,290	9,311,982
VOYA CLO, Series 2017-2A, Class A1R, 1.11%, 06/07/30 (Call 01/15/22), (3 mo. LIBOR US + 0.980%)(a)(b)	5,330	5,307,198
Voya CLO Ltd., Series 2015-2A, Class AR, 1.11%, 07/23/27 (Call 10/23/21), (3 mo. LIBOR US + 0.970%)(a)(b)	5,446	5,430,159
Westlake Automobile Receivables Trust
Series 2019-3A, Class A2, 2.15%, 02/15/23 (Call 02/15/23)(a)	1,302	1,303,922
Series 2021-1A, Class A2A, 0.39%, 10/15/24 (Call 05/15/24)(a)	16,520	16,532,725

Total Asset-Backed Securities — 18.2%
(Cost: $848,499,465)		849,831,211

Certificates of Deposit

Barclays Bank PLC, 0.33%, 02/01/22	23,000	23,017,416
Deutsche Bank AG/New York NY, 0.58%, 08/11/21	25,000	25,003,822
Security	Par (000)	Value

Standard Chartered Bank/New York, 0.30%, 08/24/21, (3 mo. LIBOR US + 0.150%)(b)	$14,250	$14,251,276
Sumitomo Mitsui Banking Corp./New York, 0.70%, 07/15/22	30,000	30,119,072

Total Certificates of Deposit — 2.0%
(Cost: $92,250,000)		92,391,586

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 6.8%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 0.97%, 09/15/34, (1 mo. LIBOR US + 0.880%)(a)(b)	12,100	12,103,652
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/29 (Call 08/13/21)(a)	11,835	11,841,974
AREIT Trust, Series 2019-CRE3, Class A, 1.18%, 09/14/36, (1 mo. LIBOR US + 1.020%)(a)(b)	26,624	26,614,059
B.A.T. International Finance, Series 2018-TALL, Class A, 0.82%, 03/15/37, (1 mo. LIBOR US + 0.722%)(a)(b)	8,630	8,621,772
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 0.94%, 09/15/34, (1 mo. LIBOR US + 0.850%)(a)(b)	19,220	19,225,820
Bancorp Commercial Mortgage Trust, Series 2019-CRE5, Class A, 1.09%, 03/15/36, (1 mo. LIBOR US + 1.000%)(a)(b)	780	780,295
BBCMS Mortgage Trust, Series 2019-BWAY, Class A, 1.05%, 11/15/34, (1 mo. LIBOR US + 0.956%)(a)(b)	11,305	11,273,695
BBCMS Trust, Series 2018-TYSN, Class A2, 3.76%, 09/05/32(a)	12,973	12,979,308
BX Commercial Mortgage Trust
Series 2018-BIOA, Class A, 0.76%, 03/15/37, (1 mo. LIBOR US + 0.671%)(a)(b)	23,190	23,225,877
Series 2018-IND, Class A, 0.84%, 11/15/35, (1 mo. LIBOR US + 0.750%)(a)(b)	14,657	14,675,296
Series 2020-BXLP, Class A, 0.89%, 12/15/36, (1 mo. LIBOR US + 0.800%)(a)(b)	8,203	8,212,928
BX Trust
Series 2019-CALM, Class A, 0.97%, 11/15/32, (1 mo. LIBOR US + 0.876%)(a)(b)	6,798	6,802,078
Series 2021, Class A, 1.37%, 06/15/23, (1 mo. LIBOR US + 1.280%)(a)(b)	2,070	2,069,999
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 0.99%, 07/25/49 (Call 02/25/23), (1 mo. LIBOR US + 0.900%)(a)(b)	2,109	2,118,723
Cold Storage Trust, Series 2020-ICE5, Class A, 0.99%, 11/15/37, (1 mo. LIBOR US + 0.900%)(a)(b)	1,843	1,849,464
COMM Mortgage Trust, Series 2014-CR15, Class A2, 2.93%, 02/10/47 (Call 08/10/21)	310	308,287
Commercial Mortgage Pass Through Certificates, Series 2021-LBA, Class A, 0.78%, 03/15/38 (Call 03/15/23), (1 mo. LIBOR US + 0.690%)(a)(b)	2,800	2,800,844
Commission, Series 2013- GAM, Class A2, 3.37%, 02/10/28 (Call 02/10/22)(a)	7,072	7,048,668
Commission Mortgage Trust, Series 2013-CR6, Class A3FL, 0.73%, 03/10/46 (Call 12/10/22), (1 mo. LIBOR US + 0.630%)(a)(b)	788	787,944
DBGS Mortgage Trust, Series 2018-5BP, Class A, 0.89%, 06/15/33 (Call 08/15/21), (1 mo. LIBOR US + 0.645%)(a)(b)	4,200	4,199,974
Extended Stay America Trust, Series 2021-ESH, Class A, 1.17%, 07/15/38, (1 mo. LIBOR US + 1.08%)(a)(b)	6,230	6,257,239

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, 0.89%, 02/15/38, (1 mo. LIBOR US + 0.800%)(a)(b)	$8,600	$8,609,728
Gosforth Funding PLC, Series 2018-1A, Class A1, 0.60%, 08/25/60 (Call 08/25/23), (3 mo. LIBOR US + 0.450%)(a)(b)	3,019	3,021,775
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 1.09%, 09/15/29, (1 mo. LIBOR US + 1.000%)(a)(b)	1,911	1,913,787
KNDL Mortgage Trust, Series 2019-KNSQ, Class A, 0.89%, 05/15/36, (1 mo. LIBOR US + 0.800%)(a)(b)	8,533	8,540,669
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 0.79%, 11/15/34, (1 mo. LIBOR US + 0.700%)(a)(b)	14,512	14,521,481
Series 2018-BOP, Class A, 0.94%, 08/15/33, (1 mo. LIBOR US + 0.850%)(a)(b)	6,609	6,609,151
Series 2018-SUN, Class A, 0.99%, 07/15/35 (Call 07/15/22), (1 mo. LIBOR US + 0.900%)(a)(b)	19,045	19,056,454
Natixis Commercial Mortgage Securities Trust, Series 2018-RIVA, Class A, 0.84%, 02/15/33, (1 mo. LIBOR US + 0.750%)(a)(b)	6,486	6,486,049
Taurus CMBS, 1.00%, 08/17/31, (SOFR + 0.95%)(b)(d)	£7,159	9,951,016
TPGI Trust, Series 2021 DGWD, Class A, 0.79%, 06/15/26, (1 mo. LIBOR US + 0.700%)(a)(b)	6,320	6,328,874
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A, 0.97%, 12/15/34, (1 mo. LIBOR US + 0.750%)(a)(b)	17,280	17,278,799
WFRBS Commercial Mortgage Trust
Series 2012-C6, Class AS, 3.84%, 04/15/45 (Call 02/15/22)	12,986	13,128,085
Series 2012-C8, Class AFL, 1.09%, 08/15/45 (Call 03/15/22), (1 mo. LIBOR US + 1.000%)(a)(b)	18,999	19,005,674

Total Collaterized Mortgage Obligations — 6.8%
(Cost: $315,695,554)		318,249,438

Commercial Paper

AT&T Inc., 0.41%, 12/14/21(e)	23,000	22,985,033
Aviation Capital Group LLC, 0.13%, 10/01/21(e)	20,000	19,995,450
Enel Finance America
0.14%, 08/10/21(e)	23,000	22,999,051
0.25%, 02/22/22(e)	20,000	19,971,365
0.28%, 06/27/22(e)	13,800	13,764,238
0.36%, 07/08/22(e)	20,000	19,945,882
0.41%, 04/22/22(e)	25,000	24,950,310
ENI Finance USA Inc., 0.32%, 04/13/22(e)	21,000	20,952,626
General Motors Financial Co. Inc.
0.31%, 08/10/21(e)	10,000	9,999,068
0.41%, 09/07/21(e)	15,000	14,993,354
Intercontinental Exchange Inc., 0.40%, 09/23/21(e)	9,725	9,719,000
Viatris Inc., 0.42%, 10/15/21(e)	25,000	24,977,702
Volkswagen Group America Finance LLC, 0.46%, 11/12/21(e)	22,000	21,970,483
VW CR Inc., 0.26%, 02/16/22(e)	15,000	14,978,225

Total Commercial Paper — 5.6%
(Cost: $262,069,218)		262,201,787
Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.2%
Boeing Co. (The), 2.13%, 03/01/22 (Call 02/01/22)	$9,640	$9,692,739

Agriculture — 0.2%
BAT Capital Corp., 1.04%, 08/15/22 (Call 07/15/22), (3 mo. LIBOR US + 0.880%)(b)	10,000	10,059,376

Auto Manufacturers — 7.5%
American Honda Finance Corp.
1.95%, 05/20/22(f)	15,173	15,387,548
2.20%, 06/27/22(f)	6,136	6,246,789
BMW Finance NV, 2.25%, 08/12/22(a)	16,350	16,676,418
Daimler Finance North America LLC
0.75%, 03/01/24(a)(f)	9,005	9,029,466
1.03%, 02/22/22, (3 mo. LIBOR US + 0.880%)(a)(b)	24,623	24,723,438
2.20%, 10/30/21(a)	20,000	20,091,172
2.55%, 08/15/22(a)	19,691	20,120,357
Ford Motor Credit Co. LLC
3.34%, 03/28/22 (Call 02/28/22)	10,000	10,109,999
5.88%, 08/02/21	15,000	15,000,000
General Motors Financial Co. Inc.
1.46%, 06/30/22, (3 mo. LIBOR US + 1.310%)(b)	5,545	5,594,751
3.45%, 04/10/22 (Call 02/10/22)(f)	19,520	19,824,904
4.20%, 11/06/21	44,570	45,015,808
Hyundai Capital America, 0.80%, 04/03/23(a)	17,710	17,718,458
Nissan Motor Acceptance Corp.
0.77%, 03/08/24, (3 mo. LIBOR US + 0.640%)(a)(b)	4,375	4,386,220
1.05%, 03/08/24(a)(f)	12,515	12,514,720
Stellantis NV, 5.25%, 04/15/23	9,400	10,091,840
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(a)	44,345	44,505,718
2.70%, 09/26/22(a)	2,145	2,200,362
2.90%, 05/13/22(a)	35,500	36,191,099
4.25%, 11/13/23(a)	13,000	14,018,569
		349,447,636
Banks — 24.7%
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23), (H15T1Y + 0.450%)(b)	21,200	21,268,682
1.24%, 04/12/23, (3 mo. LIBOR US + 1.120%)(b)	10,000	10,138,706
3.85%, 04/12/23	9,291	9,809,654
Bank of America Corp.
1.13%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.000%)(b)	12,500	12,580,189
1.29%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(b)	24,580	24,703,417
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(b)	29,520	30,557,451
3.55%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.78%)(b)	30,000	31,424,690
Banque Federative du Credit Mutuel SA, 2.13%, 11/21/22(a)	20,000	20,475,362
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	15,000	15,155,060
Barclays PLC
1.54%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.380%)(b)	41,000	41,717,619
1.59%, 02/15/23 (Call 02/15/22), (3 mo. LIBOR US + 1.430%)(b)	20,000	20,129,599
BPCE SA
1.36%, 09/12/23, (3 mo. LIBOR US + 1.240%)(a)(b)	15,000	15,303,780
3.00%, 05/22/22(a)(f)	17,993	18,386,555

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce, 0.45%, 06/22/23	$27,800	$27,817,986
Citigroup Inc.
0.82%, 10/27/22 (Call 09/27/22), (3 mo. LIBOR US + 0.690%)(b)	10,000	10,060,909
2.31%, 11/04/22 (Call 11/04/21), (SOFR + 0.867%)(b)	10,000	10,050,407
2.70%, 10/27/22 (Call 09/27/22)	34,280	35,220,293
2.88%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(b)	10,000	10,237,095
2.90%, 12/08/21 (Call 11/08/21)(f)	18,350	18,480,078
Citizens Bank N.A./Providence RI, 0.87%, 02/14/22 (Call 01/14/22), (3 mo. LIBOR US + 0.720%)(b)	30,000	30,092,941
Cooperatieve Rabobank UA, 1.01%, 09/26/23, (3 mo. LIBOR US + 0.860%)(a)(b)	10,000	10,137,334
Credit Suisse AG/New York NY
2.80%, 04/08/22(f)	5,000	5,087,663
3.00%, 10/29/21	35,200	35,435,060
Credit Suisse Group AG
3.57%, 01/09/23 (Call 01/09/22)(a)	10,000	10,137,590
3.80%, 06/09/23(f)	8,500	8,993,964
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22(f)	15,000	15,575,302
Danske Bank A/S
2.70%, 03/02/22(a)	15,000	15,191,214
5.00%, 01/12/22(a)	23,888	24,348,823
Federation des Caisses Desjardins du Quebec, 0.47%, 05/21/24, (SOFR + 0.430%)(a)(b)	20,000	20,028,200
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23 (Call 03/08/22)	25,000	25,018,656
0.91%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.780%)(b)	4,000	4,006,392
1.13%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 1.000%)(b)	5,000	5,036,035
1.74%, 11/29/23, (3 mo. LIBOR US + 1.600%)(b)	14,280	14,711,514
3.20%, 02/23/23 (Call 01/23/23)(f)	7,583	7,893,471
0.48%, 01/27/23 (Call 01/27/22)	26,400	26,414,239
HSBC Holdings PLC
1.35%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.230%)(b)	13,000	13,273,123
3.60%, 05/25/23(f)	10,000	10,573,409
Huntington National Bank (The), 2.50%, 08/07/22 (Call 07/07/22)	15,430	15,756,066
ING Groep NV, 1.30%, 03/29/22, (3 mo. LIBOR US + 1.150%)(b)	3,500	3,526,033
JPMorgan Chase & Co.
1.03%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.900%)(b)	9,340	9,409,039
2.78%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.935%)(b)(f)	16,000	16,284,804
3.25%, 09/23/22(f)	5,000	5,169,448
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(b)	29,760	31,294,413
Lloyds Banking Group PLC, 2.86%, 03/17/23 (Call 03/17/22), (3 mo. LIBOR US + 1.2%)(b)	32,000	32,491,615
Mitsubishi UFJ Financial Group Inc.
0.92%, 07/25/22, (3 mo. LIBOR US + 0.790%)(b)	3,400	3,422,918
2.62%, 07/18/22(f)	5,000	5,113,377
2.67%, 07/25/22	5,000	5,118,555
3.00%, 02/22/22(f)	5,000	5,077,057
Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc.
0.78%, 05/25/24 (Call 05/25/23), (3 mo. LIBOR US + 0.630%)(b)	$10,000	$10,050,526
0.92%, 03/05/23, (3 mo. LIBOR US + 0.790%)(b)	3,000	3,031,205
0.97%, 09/13/23 (Call 09/13/22), (3 mo. LIBOR US + 0.850%)(b)	25,000	25,163,347
3.55%, 03/05/23(f)	20,000	20,987,617
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(b)	20,000	20,005,569
1.53%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(b)	24,220	24,574,747
3.75%, 02/25/23(f)	25,000	26,303,815
MUFG Americas Holdings Corp., 3.50%, 06/18/22	2,885	2,965,672
Natwest Group PLC
1.63%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.470%)(b)	9,895	9,991,515
1.70%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(b)	3,000	3,065,155
3.50%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.48%(b)	8,500	8,700,050
3.88%, 09/12/23(f)	20,000	21,329,600
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)	1,278	1,290,808
Santander UK Group Holdings PLC, 2.88%, 08/05/21	17,619	17,621,463
Skandinaviska Enskilda Banken AB, 0.76%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(b)	15,000	15,113,072
Standard Chartered PLC, 2.74%, 09/10/22 (Call 09/10/21), (3 mo. LIBOR US + 1.2%)(a)(b)	18,100	18,142,251
Sumitomo Mitsui Financial Group Inc.
0.93%, 10/16/23, (3 mo. LIBOR US + 0.800%)(b)	4,000	4,051,708
2.78%, 07/12/22	5,000	5,118,503
UBS AG/London, 1.75%, 04/21/22 (Call 03/21/22)(a)(f)	12,680	12,805,890
UBS Group AG
1.37%, 05/23/23 (Call 05/23/22), (3 mo. LIBOR US + 1.220%)(a)(b)	20,000	20,178,397
3.49%, 05/23/23 (Call 05/23/22)(a)	20,000	20,492,403
UniCredit SpA, 3.75%, 04/12/22(a)	17,595	17,968,136
Wells Fargo & Co., 1.36%, 10/31/23 (Call 10/31/22), (3 mo. LIBOR US + 1.230%)(b)	14,400	14,588,693
Wells Fargo Bank N.A., 0.65%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.510%)(b)	30,000	30,021,525
		1,151,697,454
Beverages — 0.3%
Keurig Dr Pepper Inc., 0.75%, 03/15/24 (Call 03/15/22)	11,955	11,972,387

Biotechnology — 0.4%
Gilead Sciences Inc., 0.75%, 09/29/23 (Call 09/30/21)	19,400	19,410,378

Building Materials — 0.2%
Martin Marietta Materials Inc., 0.65%, 07/15/23 (Call 07/15/22)	8,800	8,817,113

Chemicals — 0.9%
International Flavors & Fragrances Inc.
0.70%, 09/15/22(a)	5,620	5,628,558
3.20%, 05/01/23 (Call 02/01/23)(f)	9,000	9,367,741
LYB International Finance III LLC, 1.14%, 10/01/23 (Call 10/01/21), (3 mo. LIBOR US + 1.000%)(b)	26,900	26,936,889

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	$1,254	$1,276,075
		43,209,263
Computers — 1.5%
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)	39,280	42,450,147
Hewlett Packard Enterprise Co., 0.86%, 10/05/21 (Call 08/16/21), (3 mo. LIBOR US + 0.720%)(b)	19,640	19,643,510
International Business Machines Corp., 2.85%, 05/13/22(f)	7,500	7,654,876
		69,748,533
Diversified Financial Services — 5.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/01/21	18,975	19,111,948
Air Lease Corp.
0.48%, 12/15/22, (3 mo. LIBOR US + 0.350%)(b)	28,600	28,625,377
0.70%, 02/15/24 (Call 01/15/24)	5,000	4,985,865
Ally Financial Inc., 4.13%, 02/13/22	25,585	26,083,940
American Express Co.
0.79%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(b)	4,000	4,029,690
2.50%, 08/01/22 (Call 07/01/22)	15,000	15,310,020
3.40%, 02/27/23 (Call 01/27/23)	22,782	23,823,392
Aviation Capital Group LLC, 3.88%, 05/01/23 (Call 04/01/23)(a)	20,400	21,353,171
Capital One Bank USA N.A., 2.01%, 01/27/23 (Call 01/27/22), (SOFR + 0.62%)(b)	10,000	10,080,506
Capital One Financial Corp.
1.07%, 03/09/22 (Call 02/09/22), (3 mo. LIBOR US + 0.950%)(b)	24,635	24,747,132
2.60%, 05/11/23 (Call 04/11/23)(f)	14,400	14,933,655
3.20%, 01/30/23 (Call 12/30/22)(f)	10,000	10,413,115
Charles Schwab Corp. (The), 0.55%, 03/18/24 (Call 02/18/24), (SOFR + 0.500%)(b)	34,700	34,969,431
International Lease Finance Corp., 5.88%, 08/15/22(f)	22,145	23,329,748
		261,796,990
Electric — 2.9%
Dominion Energy Inc., Series D, 0.65%, 09/15/23 (Call 09/15/21), (3 mo. LIBOR US + 0.530%)(b)	11,215	11,221,233
Duke Energy Corp., 0.30%, 06/10/23, (SOFR + 0.250%)(b)	13,865	13,867,188
NextEra Energy Capital Holdings Inc.
0.42%, 02/22/23 (Call 08/30/21), (3 mo. LIBOR US + 0.270%)(b)	26,954	26,957,370
0.58%, 03/01/23, (SOFR + 0.540%)(b)	5,580	5,606,706
0.65%, 03/01/23(f)	24,870	24,959,581
2.90%, 04/01/22	13,665	13,903,415
Pacific Gas and Electric Co., 1.53%, 11/15/21, (3 mo. LIBOR US + 1.375%)(b)	10,865	10,876,606
Southern California Edison Co., 0.70%, 04/03/23(f)	26,464	26,552,280
		133,944,379
Food — 0.4%
General Mills Inc.
1.14%, 10/17/23, (3 mo. LIBOR US + 1.010%)(b)	2,696	2,732,351
2.60%, 10/12/22 (Call 09/12/22)	9,135	9,362,152
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)(f)	7,930	8,131,240
		20,225,743
Gas — 0.6%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 09/09/21)	7,875	7,877,017
Security	Par (000)	Value

Gas (continued)
ONE Gas Inc., 0.85%, 03/11/23 (Call 09/11/21)	$20,000	$20,005,956
		27,882,973
Health Care - Services — 0.9%
Anthem Inc., 3.13%, 05/15/22	27,976	28,615,177
Humana Inc., 0.65%, 08/03/23 (Call 01/22/22)	13,100	13,102,364
		41,717,541
Lodging — 0.8%
Marriott International Inc./MD, Series N, 3.13%, 10/15/21 (Call 08/09/21)	34,640	34,657,302
Machinery — 0.2%
Caterpillar Financial Services Corp., 0.67%, 05/15/23, (3 mo. LIBOR US + 0.510%)(b)(f)	9,760	9,826,723
Media — 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
1.78%, 02/01/24 (Call 01/01/24), (3 mo. LIBOR US + 1.650%)(b)	18,300	18,801,607
4.46%, 07/23/22 (Call 05/23/22)	74,635	77,035,876
		95,837,483
Oil & Gas — 1.3%
Cenovus Energy Inc., 3.80%, 09/15/23 (Call 06/15/23)	19,000	20,011,167
Diamondback Energy Inc., 0.90%, 03/24/23 (Call 09/24/21)	6,005	6,003,380
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/16/21)	12,358	12,359,002
Phillips 66, 0.90%, 02/15/24 (Call 11/19/21)(f)	19,640	19,657,364
		58,030,913
Oil & Gas Services — 0.2%
Halliburton Co., 3.25%, 11/15/21 (Call 08/15/21)	10,000	10,008,603
Pharmaceuticals — 6.8%
AbbVie Inc.
2.15%, 11/19/21	24,520	24,663,044
2.30%, 11/21/22	10,000	10,253,009
2.90%, 11/06/22	35,000	36,093,326
3.45%, 03/15/22 (Call 01/15/22)(f)	34,700	35,188,999
Bayer U.S. Finance II LLC
1.13%, 12/15/23 (Call 11/15/23), (3 mo. LIBOR US + 1.010%)(a)(b)	32,500	32,926,462
3.88%, 12/15/23 (Call 11/15/23)(a)	15,000	16,045,993
Bayer U.S. Finance LLC, 3.00%, 10/08/21(a)(f)	45,000	45,202,605
Bristol-Myers Squibb Co., 2.60%, 05/16/22	10,400	10,598,018
Cigna Corp., 0.61%, 03/15/24 (Call 03/15/22)	9,600	9,603,989
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)(f)	15,000	15,400,499
3.50%, 07/20/22 (Call 05/20/22)(f)	33,710	34,572,508
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	24,640	25,756,224
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	20,000	21,675,754
		317,980,430
Pipelines — 1.7%
Enbridge Inc.
0.43%, 02/17/23, (SOFR + 0.400%)(b)	3,130	3,135,846
4.00%, 10/01/23 (Call 07/01/23)	6,000	6,402,427
Energy Transfer LP
3.45%, 01/15/23 (Call 10/15/22)	10,000	10,327,160
3.60%, 02/01/23 (Call 11/01/22)	6,400	6,627,279
4.25%, 03/15/23 (Call 12/15/22)(f)	8,400	8,795,052

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The), 3.60%, 03/15/22 (Call 01/15/22)	$43,874	$44,503,225
		79,790,989
Retail — 0.7%
7-Eleven Inc., 0.63%, 02/10/23 (Call 02/10/22)(a)	34,400	34,419,028

Software — 1.4%
Fidelity National Information Services Inc., 0.38%, 03/01/23	32,834	32,843,829
VMware Inc., 0.60%, 08/15/23	34,000	34,060,471
		66,904,300
Telecommunications — 1.3%
AT&T Inc.
0.69%, 03/25/24 (Call 03/25/22), (SOFR + 0.640%)(b)	22,000	22,050,376
1.30%, 06/12/24, (3 mo. LIBOR US + 1.180%)(b)	15,000	15,375,441
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(a)	581	583,410
Verizon Communications Inc.
0.55%, 03/22/24, (SOFR + 0.500%)(b)	12,640	12,724,159
1.26%, 05/15/25 (Call 03/15/25), (3 mo. LIBOR US + 1.100%)(b)	10,000	10,289,199
		61,022,585
Transportation — 0.6%
Ryder System Inc.
2.80%, 03/01/22 (Call 02/01/22)	5,000	5,061,961
3.65%, 03/18/24 (Call 02/18/24)(f)	19,400	20,861,507
		25,923,468
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(a)(f)	10,000	10,325,419
4.88%, 07/11/22(a)	4,901	5,100,786
		15,426,205
Total Corporate Bonds & Notes — 63.7%
(Cost: $2,960,385,978)		2,969,450,534

Repurchase Agreements

Goldman Sachs & co., 0.57%, 12/31/50 (Purchased on 03/09/21 to be repurchased at $125,720,340, collateralized by non-agency mortgage-backed security, 0.00% to 8.25%, due 11/14/21 to 04/01/40, par and fair value of $125,166,623 and $130,529,660, respectively)	125,000	125,000,000

Total Repurchase Agreements — 2.7%
(Cost: $125,000,000)		125,000,000
Security	Shares (000)	Value

Money Market Funds

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(g)(h)(i)	37,782	$37,801,162
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	137,260	137,260,000

Total Money Market Funds — 3.8%
(Cost: $175,052,621)		175,061,162

Total Investments in Securities — 102.8%
(Cost: $4,778,952,836)		4,792,185,718

Other Assets, Less Liabilities — (2.8)%		(129,103,190)

Net Assets—100.0%		$4,663,082,528

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Rates are discount rates or a range of discount rates at the time of purchase.

(f)	All or a portion of this security is on loan.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period-end.

(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,236,958	$10,571,945	(a)	$—	$(4,987)	$(2,755)	$37,801,161	37,782	$51,315	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	66,830,000	70,430,000	(a)	—	—	—	137,260,000	137,260	60,683		—
					$(4,987)	$(2,755)	$175,061,161		$111,998		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	1,227,631	GBP	879,000	SSB	09/15/21	$5,692
	Net unrealized appreciation					$5,692

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
July 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$840,835,275	$8,995,936	$849,831,211
Certificates of Deposit	—	92,391,586	—	92,391,586
Collaterized Mortgage Obligations	—	318,249,438	—	318,249,438
Commercial Paper	—	262,201,787	—	262,201,787
Corporate Bonds & Notes	—	2,969,450,534	—	2,969,450,534
Repurchase Agreements	—	125,000,000	—	125,000,000
Money Market Funds	175,061,162	—	—	175,061,162
	$175,061,162	$4,608,128,620	$8,995,936	$4,792,185,718
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$5,692	$—	$5,692

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations
Portfolio Abbreviations - Fixed Income
		SSB	State Street Bank and Trust Co.
CLO	Collateralized Loan Obligation
CR	Custodian Receipt
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Currency Abbreviations

GBP	British Pound
USD	United States Dollar